OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2012	2011
	(In thousands)
Advances from the Federal Home Loan Bank	$17,622	$33,384
Other	3	3
Total	$17,625	$33,387

Schedule of maturity dates and weighted average interest rates FHLB
The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2012		2011
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2012			$12,354	0.50%
2014	$4,240	5.73%	4,240	5.73
2016	2,413	6.55	2,505	6.55
2017	1,429	7.04	1,478	7.04
2018 and thereafter	9,540	6.53	9,807	6.53
Total fixed-rate advances	17,622	6.38	30,384	3.99

Variable-rate advances - 2014	-		3,000	0.51
Total advances	$17,622	6.38%	$33,384	3.68%

Schedule of repayments of federal home loan bank advances	A summary of repayments of FHLB Advances at December 31, 2012, follows:
(In thousands)

2013	$441
2014	4,717
2015	515
2016	2,521
2017	1,587
2018 and thereafter	7,841
Total	$17,622